------------------------
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                                                        OMB Number: 3235-0570

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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09000
                                    --------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1450 Raleigh Road, Suite 220          Chapel Hill, North Carolina          27517
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc.   1450 Raleigh Road   Chapel Hill, NC   27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (919) 419-1900
                                                     ---------------------------

Date of fiscal year end:    June 30, 2009
                         -----------------------------

Date of reporting period:   December 31, 2008
                         -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2008

                                   (UNAUDITED)


                                 [LOGO OMITTED]
                                 ==============
                                 OAK VALUE FUND
                                 --------------


                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                          January 27, 2009
================================================================================

Dear Fellow Oak Value Fund Shareholders,

The Oak Value Fund (the "Fund") posted a loss of 24.36% for the six month period ended December 31, 2008 as compared to a loss of 28.48% for the S&P 500 Index. The pain of this outcome is perhaps somewhat dampened by the fact that the Fund's portfolio fared better than the market overall and many of its like-minded peers. In history's most widely taught treatise of wartime engagement, The Art of War, SunTzu writes "ALL ARMIES PREFER HIGH GROUND TO LOW AND SUNNY PLACES TO DARK." As we reflect upon the first half of the Fund's fiscal year, this quote is particularly relevant. There is no doubt that 2008 was a battleground for most investors, but our experience has provided us with a good definition of our "high ground." The recent market turmoil has only served to reinforce our longstanding belief that the Fund and its shareholders are best served by focusing our time, resources and capital on advantaged businesses.

When asked for our market forecasts, we invariably disappoint. We simply do not attempt to predict the market, nor do we invest in a way that contemplates catching updrafts or avoiding downdrafts. Neither do we let a quantitative model dictate our investment decisions. Instead, we focus on businesses. We seek to manage risk the same way that the management teams that run the businesses in the Fund's portfolio manage risk - through a thorough understanding of the underlying businesses. We do not ignore the economy, but we concentrate on what we believe ought to happen over the long term, based on highly conservative assumptions. Within this framework, we remain opportunistic buyers of businesses built on high ground - those we believe are advantaged both competitively and economically.

In the area of non-portfolio related developments, we are pleased to report that effective November 1, 2008, Christy L. Philips was appointed co-manager of the Fund, joining David R. Carr and Larry D. Coats in managing the Fund's portfolio. Christy joined the adviser five years ago and has proven to be a valuable addition to our team. She is a seasoned investor with a wonderful combination of experience, intelligence and temperament. We are also pleased to report that the Fund was recently added to three of Merrill Lynch's investment platforms and is now available to clients of the more than 16,000 Merrill Lynch professional financial advisers.

We have included the Fund's financial statements for the six month period ended December 31, 2008 as well as other financial and portfolio data in the pages that follow. A detailed summary of the Fund's investment activities is provided in the Investment Adviser's Review posted on the Fund's website - www.oakvaluefund.com. We encourage you to review this and other information posted to the site on a regular basis. For your convenience, we have established an electronic mailing list to efficiently provide information to Fund shareholders and prospective shareholders. Investors interested in receiving information from the Fund in electronic form may subscribe to this service at the following URL address: www.oakvaluefund.com/mail.aspx.

We thank you for your continued interest and partnership and welcome your questions and comments.

Oak Value Fund Co-Managers,

/s/ David R. Carr, Jr.      /s/ Larry D. Coats, Jr.      /s/ Christy L. Phillips
David R. Carr, Jr.          Larry D. Coats, Jr.          Christy L. Phillips

Note: Please see Important Information section of this report for disclosure that applies to this letter.

=================================================================================================================
                                    TOP TEN HOLDINGS AS OF DECEMBER 31, 2008(1)
=================================================================================================================
          COMPANY                                PRIMARY BUSINESS                             S&P SECTOR
-----------------------------------------------------------------------------------------------------------------
3M Co.                                Manufacturing & Marketing                           Industrials
                                        Technology Products/Services
-----------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                           Supplemental Health and Life Insurance              Financials
-----------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                   Cosmetics and Fragrance                             Consumer Staples
                                        Manufacturer and Marketer
-----------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc. - Class A    Insurance, Reinsurance & Capital Allocation         Financials
-----------------------------------------------------------------------------------------------------------------
Cadbury PLC - ADR                     Confectioneries                                     Consumer Staples
-----------------------------------------------------------------------------------------------------------------
Coach, Inc.                           Handbags and Accessories                            Consumer Discretionary
-----------------------------------------------------------------------------------------------------------------
Diageo PLC - ADR                      Global Premium Alcohol Business                     Consumer Staples
-----------------------------------------------------------------------------------------------------------------
Microsoft Corp.                       Computer Software Developer and Manufacturer        Information Technology
-----------------------------------------------------------------------------------------------------------------
Oracle Corp.                          Database, Middleware, & Application Software        Information Technology
-----------------------------------------------------------------------------------------------------------------
Praxair, Inc.                         Industrial Use Atmospheric & Process Gases          Materials
-----------------------------------------------------------------------------------------------------------------

(1) Top Ten Holdings are presented to illustrate examples of the securities in which the Fund may invest. Because they are presented as of the dates indicated and change from time to time, they may not be representative of the Fund's current or future investments. Top Ten Holdings do not include money market instruments.
--------------------------------------------------------------------------------

====================================================================================================
                          JULY 1, 2008 - DECEMBER 31, 2008 POSITIONS ADDED
====================================================================================================
   COMPANY PURCHASED                    PRIMARY BUSINESS                     SECTOR CLASSIFICATION
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                  Cosmetics and Fragrance                 Consumer Staples
                                       Manufacturer and Marketer
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.              Oil and Natural Gas Exploration         Energy
                                       and Production
----------------------------------------------------------------------------------------------------
MasterCard, Inc. - Class A           Credit and Debit Card Transaction       Information Technology
                                       and Processing Services
----------------------------------------------------------------------------------------------------
Syngenta AG - ADR                    Crop Protection and Commercial          Materials
                                       Seed Business
----------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                Orthopedic Reconstructive Implants      Health Care
====================================================================================================
                        JULY 1, 2008 - DECEMBER 31, 2008 POSITIONS ELIMINATED
====================================================================================================
     COMPANY SOLD                       PRIMARY BUSINESS                     SECTOR CLASSIFICATION
----------------------------------------------------------------------------------------------------
Apollo Group, Inc. - Class A         Education and Training Services         Consumer Discretionary
----------------------------------------------------------------------------------------------------
Capital One Financial Corp.          Financial Products and Services         Financials
----------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours and Co.      Chemicals                               Materials
----------------------------------------------------------------------------------------------------
E.W. Scripps Co. - Class A           Broadcasting and Print Media            Consumer Discretionary
----------------------------------------------------------------------------------------------------
Fidelity National                    Financial Transaction Processing        Information Technology
  Information Services, Inc.
----------------------------------------------------------------------------------------------------
Lender Processing Services, Inc.     Information and Data Services to        Information Technology
                                       the Mortgage Lending Industry
----------------------------------------------------------------------------------------------------
Viacom, Inc. - Class B               Broadcasting, Entertainment,            Consumer Discretionary
                                       & Online Media
----------------------------------------------------------------------------------------------------

IMPORTANT INFORMATION:

THE OAK VALUE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC. THE INFORMATION PRESENTED ABOVE IS NOT TO BE CONSTRUED AS AN OFFER OR SOLICITATION TO PURCHASE THE OAK VALUE FUND (THE "FUND"), WHICH IS OFFERED ONLY BY PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS,
CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE OAK VALUE FUND'S PROSPECTUS PLEASE VISIT OUR WEBSITE AT WWW.OAKVALUEFUND.COM OR CALL 1-800-622-2472 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                  IN THE OAK VALUE FUND AND THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

             OAK VALUE FUND                      S&P 500 INDEX
             ---------------                     --------------
          DATE           VALUE               DATE           VALUE
          ----          -------              ----          -------
          12/31/98     $ 10,000              12/31/98     $ 10,000
          06/30/99       10,551              06/30/99       11,238
          12/31/99        9,688              12/31/99       12,104
          06/30/00        9,717              06/30/00       12,053
          12/31/00       11,448              12/31/00       11,002
          06/30/01       11,983              06/30/01       10,265
          12/31/01       11,394              12/31/01        9,694
          06/30/02        9,969              06/30/02        8,419
          12/31/02        8,621              12/31/02        7,552
          06/30/03       10,233              06/30/03        8,440
          12/31/03       11,389              12/31/03        9,718
          06/30/04       11,609              06/30/04       10,053
          12/31/04       12,297              12/31/04       10,776
          06/30/05       12,329              06/30/05       10,689
          12/31/05       12,129              12/31/05       11,305
          06/30/06       12,124              06/30/06       11,611
          12/31/06       13,848              12/31/06       13,091
          06/30/07       15,159              06/30/07       14,001
          12/31/07       14,523              12/31/07       13,810
          06/30/08       12,728              06/30/08       12,164
          12/31/08        9,627              12/31/08        8,700

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------------------------------------------------------------------------------------------------------------
                                                        CUMULATIVE TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------------
                Calendar  Calendar  Calendar  Calendar  Calendar  Calendar  Calendar  Calendar  Calendar  Calendar  Since Inception*
                  1999      2000      2001      2002      2003      2004      2005      2006      2007      2008    (as of 12/31/08)
Oak Value Fund   -3.12%    18.17%    -0.47%   -24.34%    32.11%     7.97%    -1.37%    14.18%    4.87%     -33.71%     214.92%(B)
S&P 500 Index    21.04%    -9.10%   -11.89%   -22.10%    28.68%    10.88%     4.91%    15.79%    5.49%     -37.00%     180.51%(B)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(A)
--------------------------------------------------------------------------------
                                    FOR THE PERIODS ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                ONE      THREE     FIVE        TEN      SINCE
                                YEAR     YEARS     YEARS      YEARS   INCEPTION*
--------------------------------------------------------------------------------
Oak Value Fund.............   -33.71%    -7.41%    -3.31%     -0.38%     7.46%
S&P 500 Index..............   -37.00%    -8.36%    -2.19%     -1.38%     6.68%
--------------------------------------------------------------------------------

*     Inception date of the Oak Value Fund was January 18, 1993.

(A) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(B)   Not annualized.

OAK VALUE FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2008 (UNAUDITED)
================================================================================

DISTRIBUTION BY BUSINESS CATEGORY (% OF NET ASSETS)

                              [PIE CHART OMITTED]

Consumer Related                                        29.5%
Energy                                                   2.2%
Finance Related                                         25.3%
Health Care                                              7.0%
Industrials                                             10.1%
Information Technology                                  16.2%
Materials                                                8.5%
Cash Equivalents                                         1.2%

TEN LARGEST HOLDINGS

COMPANY                                           % OF NET ASSETS
-----------------------------------------------------------------
Berkshire Hathaway, Inc. - Class A                      9.11%
Avon Products, Inc.                                     6.41%
Praxair, Inc.                                           6.13%
Diageo PLC - ADR                                        6.09%
AFLAC, Inc.                                             6.04%
3M Co.                                                  5.53%
Coach, Inc.                                             5.46%
Cadbury PLC - ADR                                       5.38%
Oracle Corp.                                            4.73%
Microsoft Corp.                                         4.65%

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
SHARES   COMMON STOCKS -- 98.8%                                        VALUE
--------------------------------------------------------------------------------
         CONSUMER DISCRETIONARY -- 11.6%
164,425  Coach, Inc. (a)..........................................  $ 3,415,107
 67,645  Scripps Networks Interactive, Inc. - Class A.............    1,488,190
 99,750  Tiffany & Co. ...........................................    2,357,093
                                                                    -----------
                                                                      7,260,390
                                                                    -----------
         CONSUMER STAPLES -- 17.9%
166,875  Avon Products, Inc.......................................    4,010,006
 94,373  Cadbury PLC - ADR........................................    3,366,285
 67,125  Diageo PLC - ADR.........................................    3,808,673
                                                                    -----------
                                                                     11,184,964
                                                                    -----------
         ENERGY -- 2.2%
 83,225  Chesapeake Energy Corp...................................    1,345,748
                                                                    -----------

         FINANCIALS -- 25.3%
 82,450  AFLAC, Inc...............................................    3,779,508
 95,500  American Express Co. ....................................    1,771,525
 56,450  AON Corp.................................................    2,578,636
     59  Berkshire Hathaway, Inc. - Class A (a)...................    5,699,400
100,450  Moody's Corp.............................................    2,018,041
                                                                    -----------
                                                                     15,847,110
                                                                    -----------
         HEALTH CARE -- 7.0%
 82,675  Medtronic, Inc...........................................    2,597,648
 43,900  Zimmer Holdings, Inc. (a)................................    1,774,438
                                                                    -----------
                                                                      4,372,086
                                                                    -----------
         INDUSTRIALS -- 10.1%
 60,050  3M Co....................................................    3,455,277
 53,175  United Technologies Corp. ...............................    2,850,180
                                                                    -----------
                                                                      6,305,457
                                                                    -----------
         INFORMATION TECHNOLOGY -- 16.2%
135,075  Cisco Systems, Inc. (a)..................................    2,201,722
 25,000  eBay, Inc. (a)...........................................      349,000
 12,175  MasterCard, Inc. - Class A ..............................    1,740,173
149,725  Microsoft Corp. .........................................    2,910,654
166,675  Oracle Corp. (a).........................................    2,955,148
                                                                    -----------
                                                                     10,156,697
                                                                    -----------
         MATERIALS -- 8.5%
 64,550  Praxair, Inc. ...........................................    3,831,688
 37,875  Syngenta AG - ADR........................................    1,482,427
                                                                    -----------
                                                                      5,314,115
                                                                    -----------

         TOTAL COMMON STOCKS (Cost $73,021,192)...................  $61,786,567
                                                                    -----------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
SHARES   CASH EQUIVALENTS -- 0.1%                                      VALUE
--------------------------------------------------------------------------------
 59,429  First American Government Obligations Fund -
         Class Y, 0.68% (b) (Cost $59,429)........................  $    59,429
                                                                    -----------

         TOTAL INVESTMENTS AT VALUE -- 98.9% (Cost $73,080,621)...  $61,845,996

         OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%............      683,221
                                                                    -----------

         NET ASSETS -- 100.0%.....................................  $62,529,217
                                                                    ===========

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At cost .....................................................   $ 73,080,621
                                                                   ============
   At market value (Note 1) ....................................   $ 61,845,996
Receivable for investment securities sold ......................        749,188
Receivable for capital shares sold .............................         15,233
Dividends receivable ...........................................         41,147
Other assets ...................................................         39,619
                                                                   ------------
   TOTAL ASSETS ................................................     62,691,183
                                                                   ------------
LIABILITIES
Dividends payable ..............................................          1,050
Payable for capital shares redeemed ............................        100,280
Accrued investment advisory fees (Note 3) ......................         48,236
Payable to administrator (Note 3) ..............................         12,400
                                                                   ------------
   TOTAL LIABILITIES ...........................................        161,966
                                                                   ------------

NET ASSETS .....................................................   $ 62,529,217
                                                                   ============

Net assets consist of:
Paid-in capital ................................................   $ 73,665,970
Accumulated net investment income ..............................            520
Accumulated net realized gains from security transactions ......         97,352
Net unrealized depreciation on investments .....................    (11,234,625)
                                                                   ------------
Net assets .....................................................   $ 62,529,217
                                                                   ============

Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value) .....      4,303,571
                                                                   ============

Net asset value, offering price and redemption price per share (A) $      14.53
                                                                   ============

(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT INCOME
Dividends ......................................................   $    647,450
                                                                   ------------

EXPENSES
Investment advisory fees (Note 3) ..............................        362,975
Transfer agent and shareholder services fees (Note 3) ..........         50,292
Trustees' fees and expenses ....................................         47,980
Administration fees (Note 3) ...................................         36,270
Professional fees ..............................................         29,681
Fund accounting fees (Note 3) ..................................         15,934
Insurance expense ..............................................         13,778
Registration fees ..............................................         10,767
Compliance service fees (Note 3) ...............................          9,000
Printing of shareholder reports ................................          8,649
Custody and bank service fees ..................................          7,226
Interest expense (Note 4) ......................................             68
Other expenses .................................................         10,384
                                                                   ------------
   TOTAL EXPENSES ..............................................        603,004
                                                                   ------------

NET INVESTMENT INCOME ..........................................         44,446
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ..................        198,138
Net change in unrealized appreciation/depreciation on investments   (22,150,154)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............    (21,952,016)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $(21,907,570)
                                                                   ============

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================
                                                        SIX MONTHS
                                                           ENDED              YEAR
                                                        DECEMBER 31,          ENDED
                                                            2008            JUNE 30,
                                                         (UNAUDITED)          2008
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ....................   $       44,446    $      (99,216)
   Net realized gains from security transactions ...          198,138        13,297,916
   Net change in unrealized
       appreciation/depreciation on investments ....      (22,150,154)      (32,835,797)
                                                       --------------    --------------
Net decrease in net assets from operations .........      (21,907,570)      (19,637,097)
                                                       --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ......................          (43,926)               --
   From net realized gains
       from security transactions ..................         (182,701)      (13,111,978)
                                                       --------------    --------------
Decrease in net assets from
   distributions to shareholders ...................         (226,627)      (13,111,978)
                                                       --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................        1,198,673         4,383,470
   Reinvestment of distributions to shareholders ...          221,420        12,789,625
   Proceeds from redemption fees collected (Note 1).            4,025             5,060
   Payments for shares redeemed ....................      (10,501,749)      (33,027,500)
                                                       --------------    --------------
Net decrease in net assets from
   capital share transactions ......................       (9,077,631)      (15,849,345)
                                                       --------------    --------------

NET DECREASE IN NET ASSETS .........................      (31,211,828)      (48,598,420)

NET ASSETS
   Beginning of period .............................       93,741,045       142,339,465
                                                       --------------    --------------
   End of period ...................................   $   62,529,217    $   93,741,045
                                                       ==============    ==============

ACCUMULATED NET INVESTMENT INCOME ..................   $          520    $           --
                                                       ==============    ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................           72,869           191,644
   Shares reinvested ...............................           15,964           588,072
   Shares redeemed .................................         (647,511)       (1,433,786)
                                                       --------------    --------------
   Net decrease in shares outstanding ..............         (558,678)         (654,070)
   Shares outstanding, beginning of period .........        4,862,249         5,516,319
                                                       --------------    --------------
   Shares outstanding, end of period ...............        4,303,571         4,862,249
                                                       ==============    ==============

See accompanying notes to financial statements.

OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==============================================================================================================================
                                     SIX MONTHS
                                        ENDED            YEAR           YEAR            YEAR           YEAR            YEAR
                                    DECEMBER 31,        ENDED          ENDED           ENDED          ENDED           ENDED
                                        2008           JUNE 30,       JUNE 30,        JUNE 30,       JUNE 30,        JUNE 30,
                                     (UNAUDITED)         2008           2007            2006           2005            2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ..........   $    19.28       $    25.80      $    28.00      $    30.82      $    29.02      $    25.58
                                   ----------       ----------      ----------      ----------      ----------      ----------
Income (loss) from investment
  operations:
    Net investment income (loss)         0.01            (0.02)          (0.05)           0.08           (0.12)          (0.15)
    Net realized and unrealized
      gains (losses) on
      investments ..............        (4.71)           (3.87)           6.61           (0.60)           1.92            3.59
                                   ----------       ----------      ----------      ----------      ----------      ----------
Total from investment operations        (4.70)           (3.89)           6.56           (0.52)           1.80            3.44
                                   ----------       ----------      ----------      ----------      ----------      ----------
Less distributions:
    From net investment income .        (0.01)              --           (0.00)(A)       (0.08)             --              --
    From net realized gains from
      security transactions ....        (0.04)           (2.63)          (8.77)          (2.22)             --              --
                                   ----------       ----------      ----------      ----------      ----------      ----------
Total distributions ............        (0.05)           (2.63)          (8.77)          (2.30)             --              --
                                   ----------       ----------      ----------      ----------      ----------      ----------
Proceeds from redemption fees
  collected (Note 1) ...........         0.00(A)          0.00(A)         0.01            0.00(A)         0.00(A)         0.00(A)
                                   ----------       ----------      ----------      ----------      ----------      ----------

Net asset value at end of period   $    14.53       $    19.28      $    25.80      $    28.00      $    30.82      $    29.02
                                   ==========       ==========      ==========      ==========      ==========      ==========

Total return (B) ...............      (24.36%)(C)      (16.04%)         25.03%          (1.66%)          6.20%          13.45%
                                   ==========       ==========      ==========      ==========      ==========      ==========

Net assets at end of period
  (000's) ......................   $   62,529       $   93,741      $  142,339      $  201,024      $  248,782      $  259,488
                                   ==========       ==========      ==========      ==========      ==========      ==========
Ratio of expenses to
  average net assets ...........        1.49%(D)         1.37%           1.35%           1.29%           1.25%           1.25%

Ratio of net investment income
  (loss) to average net assets .        0.11%(D)        (0.08%)         (0.16%)          0.24%          (0.39%)         (0.52%)

Portfolio turnover rate ........          20%(C)           52%             44%             29%             29%             24%

(A)   Amount rounds to less than $0.01 per share.
(B) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended December 31, 2008 and June 30, 2008, proceeds from redemption fees totaled $4,025 and $5,060, respectively.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the six months ended December 31, 2008 was $43,926 of ordinary income and $182,701 of long-term capital gains. The tax character of distributions paid during the year ended June 30, 2008 was $268,376 of ordinary income and $12,843,602 of long-term capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2008:

--------------------------------------------------------------------------------
Tax cost of portfolio investments ............................     $ 73,134,742
                                                                   ============
Gross unrealized appreciation ................................     $  8,168,036
Gross unrealized depreciation ................................      (19,456,782)
                                                                   ------------
Net unrealized depreciation ..................................     $(11,288,746)
Accumulated undistributed ordinary income ....................            1,570
Other gains ..................................................          151,473
Other temporary differences due to cash distributions ........           (1,050)
                                                                   ------------
Accumulated deficit ..........................................     $(11,136,753)
                                                                   ============
--------------------------------------------------------------------------------

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2005 through June 30, 2008) and has concluded that no provision for income tax is required in these financial statements.

2.    INVESTMENT TRANSACTIONS

During the six months ended December 31, 2008, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $16,044,830 and $25,060,286, respectively.

3.    TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such Trustees and officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the six months ended December 31, 2008, Ultimus was paid $20,771 of transfer agent and shareholder services fees.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the six months ended December 31, 2008, the Fund paid $29,521 for such services. These fees are included in "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses, if any, relating to these compliance services.

4.    BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to Prime Rate minus 0.50%. During the six months ended December 31, 2008, the Fund incurred $68 of interest expense related to borrowings under the line of credit. Average debt outstanding during the six months ended December 31, 2008 was $2,968. As of December 31, 2008, the Fund had no outstanding borrowings.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2008) and held until the end of the period (December 31, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                 Beginning         Ending
                               Account Value    Account Value     Expenses Paid
                               July 1, 2008   December 31, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return      $1,000.00        $  756.40           $6.60
Based on Hypothetical 5%
     Return (before expenses)    $1,000.00        $1,017.69           $7.58
--------------------------------------------------------------------------------
*     Expenses  are  equal to the  annualized  expense  ratio  of 1.49%  for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OAK VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request, by calling 1-800-622-2474. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuance of the Fund's Investment Advisory Agreement (the "Agreement") with the Adviser. Approval took place at a meeting held on November 11, 2008, at which all of the Trustees were present.

The Trustees were advised by counsel of their fiduciary obligations in approving the Agreement, and the Independent Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement will continue to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's portfolio managers, research staff and support personnel and the operations and ownership of the Adviser. The Trustees also reviewed the responsibilities of the Adviser under the Agreement and considered the quality of the advisory services provided to the Trust, including the Adviser's intensive research process and its practices with regards to shareholder protection, shareholder services and communications, and compliance. The Independent Trustees were advised and supported by counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed and discussed the proposed continuance of the Agreement with management of the Adviser.

The Adviser provided the Board with extensive information to assist the Trustees with analyzing the Fund's performance over various periods. The Fund's returns for periods ended June 30, 2008 were compared to the returns of its benchmark index and similarly managed mutual funds. These analyses and comparisons showed that the short-term (1 year) and long-term (5-year and 10-year) performance of the Fund trailed the performance of the S&P 500 Index and the average of Large Cap Blend funds as categorized by Morningstar. Based upon their review, the Trustees found that the Adviser has provided valuable advisory services and has consistently adhered to the stated investment objective and strategies of the Fund.

In reviewing the advisory fees and the total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for other similarly situated mutual funds, categorized both by fund size and by investment style. The Trustees also considered the "fallout benefits" received by the Adviser in its management of the Fund, including certain research services received as a result of placement of the Fund's brokerage, but, given the amounts involved, viewed these as secondary factors in connection with the reasonableness of the advisory fees being paid by the Fund. The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees paid by the Fund are reasonable.

The Trustees reviewed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and estimated expenses with respect to its management of the Fund during the Fund's fiscal year ended June 30, 2008. The Trustees also reviewed the Fund's brokerage costs and determined that the brokerage commissions negotiated by the Adviser on behalf of the Fund are competitive with industry averages.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

The Independent Trustees concluded that: (i) in considering the Adviser's disciplined investment approach of buying businesses having durable competitive advantages and adequate margins or safety, the risk characteristics of the Fund and the effectiveness of the Fund in achieving its stated objective, they believe the nature, extent and quality of services provided by the Adviser are valuable, particularly in light of the current market environment; (ii) although the Fund's performance (computed over periods ended June 30, 2008) for the one year, five year and ten year periods fell below the returns of its benchmark index (the S&P 500), the Fund's relative performance for the one year and ten year periods ended September 30, 2008 exceeded the S&P 500 Index due primarily to the Fund's avoidance of extremely cyclical and heavily commodity-based businesses; (iii) although the advisory fees and overall operating expenses of the Fund are in the higher range of advisory fees and expenses for mutual funds of similar size and similar investment goals, the Independent Trustees believe that the scope and quality of services provided by the Adviser, which exceed the norm, support the appropriateness of the advisory fees payable by the Fund and were mindful that after factoring in the estimated costs of distribution incurred by the Adviser on behalf of the Fund, the Adviser did not realize any profits from the advisory fees paid by the Fund; and (iv) given the current and projected asset levels in the Fund, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive given the high quality and scope of services provided by the Adviser and the long-term investment performance of the Fund. The Independent Trustees agreed that it is not appropriate to introduce fee breakpoints at the present time. The Trustees noted, however, that if the Fund grows significantly in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve continuance of the Agreement. Rather, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that the advisory fees payable by the Fund under the Agreement are fair and reasonable. The Independent Trustees determined that it would be in the best interests of the Fund and its shareholders for the Adviser to continue to serve as investment adviser and voted to renew the Agreement for an additional annual period.

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


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

               OAK VALUE FUND

               INVESTMENT ADVISER
               Oak Value Capital Management, Inc.
               1450 Raleigh Road, Suite 220
               Chapel Hill, North Carolina 27517
               1-800-680-4199
               www.oakvaluefund.com

               ADMINISTRATOR
               Ultimus Fund Solutions, LLC
               225 Pictoria Drive, Suite 450
               Cincinnati, Ohio 45246

               INDEPENDENT REGISTERED PUBLIC
               ACCOUNTING FIRM
               Briggs, Bunting & Dougherty, LLP
               1835 Market Street
               26th Floor
               Philadelphia, Pennsylvania 19103

               CUSTODIAN
               US Bank, N.A.
               425 Walnut Street
               Cincinnati, Ohio 45202

               BOARD OF TRUSTEES
               Joseph T. Jordan, Jr., Chairman
               C. Russell Bryan
               Larry D. Coats, Jr.
               John M. Day
               Charles T. Manatt

               OFFICERS
               Larry D. Coats, Jr., President
               Margaret C. Landis, Vice President
               Robert G. Dorsey, Vice President
               Mark J. Seger, Treasurer/
                 Chief Compliance Officer
               John F. Splain, Secretary

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE OAK VALUE FUND. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's governance, nomination and compensation committee will consider shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing and addressed to the committee at the registrant's offices. The committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)  Certifications   required   by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                              --------------------------------------------------
                                    Larry D. Coats, Jr., President

Date          February 17, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                              --------------------------------------------------
                                    Larry D. Coats, Jr., President

Date          February 17, 2009
        -----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          February 17, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.